Acquisitions (Details 4) (Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member], CNY)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member]
Revenues, The amount attributable to Yuanbo Education in the Group's consolidated statements of income for the year ended June 30, 2012	34,310,588
Revenues, Supplemental pro forma	163,022,321	126,790,026
Net income (loss), The amount attributable to Yuanbo Education in the Groups consolidated statement of operations for the year ended June 30, 2012	5,094,435
Net income (loss), Supplemental pro forma	(53,750,093)	(26,609,909)